RELATED PARTY TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Member Of Management Team Of Beijing SIWA Century Zhisheng Education Technology Co., Ltds [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party	[1]	¥ 0	¥ 0	¥ (24)
Beijing QC Technology Company Limited [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Service provided to related party	[2]	1,105	0	0
Director [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Compensation to related party	[3]	279	0	0
Shandong Shichuang Software Engineering Co Ltd [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Repayments of borrowings		¥ (1,013)	¥ 0	¥ 0

[1]	The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.
[2]	The service was provided to an entity significantly influenced by a member of management team of the Company.
[3]	The compensation was for the services from the non-executive directors of the board to the Company.